Lease Obligations and Commitments (Details) - Schedule of lease liabilities - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
Lease liabilities recognized at beginning	$ 1,122,400	$ 1,469,664
Lease payments made	(409,819)	(359,119)
Interest expense on lease liabilities	80,640	104,384
Foreign exchange adjustment	39,767	(92,529)
Lease liabilities, Total	832,985
Less: current portion	(271,669)
At December 31, 2020	$ 561,316	$ 1,122,400